Shareholders' Deficit - Additional Information (Detail)			3 Months Ended	12 Months Ended
	Jul. 13, 2023 shares	Jan. 18, 2022 $ / shares	Mar. 31, 2025 USD ($) Day $ / shares shares	Dec. 31, 2024 USD ($) Day $ / shares shares	Mar. 01, 2025 shares	Aug. 21, 2024 USD ($)	Aug. 18, 2024 USD ($) shares	Dec. 31, 2023 $ / shares shares	Jul. 11, 2023 USD ($) shares	Jun. 29, 2023 USD ($) shares
Class of Stock [Line Items]
Preference shares, shares authorized			5,000,000	5,000,000				5,000,000
Preference shares, par or stated value per share | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001
Preference shares, shares issued			0	0				0
Preference shares, shares outstanding			0	0				0
Common stock, par or stated value per share | $ / shares		$ 0.0001
Common stock, Conversion basis		one right to acquire one-tenth of an Ordinary Share, and one-half of one redeemable warrant	20	20
Subject To Possible Redemption Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares issued subject to possible redemption			1,372,687	1,372,687
Ordinary shares outstanding subject to possible redemption			1,372,687	1,372,687
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrant non transferable Period			30 days	30 days
Public Warrant [Member]
Class of Stock [Line Items]
Warrant exercise period condition one			12 months	12 months
Warrant exercise period condition two			30 days	30 days
Maximum thres hold period for filing registration statement after business combination | Day			20	20
Maximum threshold period for registration statement to become effective after business combination | Day			60	60
Class of warrant or right, redemption price of warrants or rights | $ / shares			$ 0.01	$ 0.01
Redemption period			30 days	30 days
Warrant redemption condition minimum share price | $ / shares			$ 18	$ 18
Class of warrant or right, redemption of warrants or rights, threshold trading days			20 days	20 days
Class of warrant or right, redemption of warrants or rights, threshold consecutive trading days			30 days	30 days
Public Warrant [Member] | Event Triggering Warrant Redemption [Member]
Class of Stock [Line Items]
Share price | $ / shares			$ 9.2	$ 9.2
Percentage of equity proceeds from business combination as a percentage of total proceeds			60.00%	60.00%
Number of trading days			20 days	20 days
Public Warrant [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price One [Member]
Class of Stock [Line Items]
Redemption trigger price as a percentage of newly issued price			115.00%	115.00%
Class of warrants or rights redemption trigger price | $ / shares			$ 18	$ 18
Public Warrant [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price Two [Member]
Class of Stock [Line Items]
Redemption trigger price as a percentage of newly issued price			180.00%	180.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000	500,000,000				500,000,000
Common stock, par or stated value per share | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001
Common stock, voting rights				one
Ordinary shares issued			4,743,749	4,743,749				4,743,749
Ordinary shares outstanding			4,743,749	4,743,749				4,743,749
Ordinary shares issued subject to possible redemption			1,372,687	1,372,687				4,772,187
Ordinary shares outstanding subject to possible redemption			1,372,687	1,372,687			3,399,500	4,772,187	14,202,813	14,202,813
Stock issued during period, shares	4,743,749
Common stock, Conversion basis		one		one
Temporary equity, aggregate amount of redemption requirement | $			$ 149,486,187	$ 149,486,187		$ 38,596,223	$ 38,596,223		$ 149,486,187	$ 149,486,187
Common Class A [Member] | Subject To Possible Redemption Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares issued subject to possible redemption			4,772,187	4,772,187
Ordinary shares outstanding subject to possible redemption			4,772,187	4,772,187
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			50,000,000	50,000,000				50,000,000
Common stock, par or stated value per share | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares issued			1	1	1			1
Ordinary shares outstanding			1	1				1
Stock issued during period, shares	4,743,749